Related-party balances and transactions (Details Text) (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related-party balances and transactions (Details Text)
Payroll taxes	R$ 28,400
Key management personnel compensation, short-term employee benefits	R$ 27,845	R$ 878		R$ 3,487	R$ 2,658	R$ 2,243
Settlement related to interest on own capital that was distributed				22,149
Distribution of dividends			R$ 142,794	238,803	96,008
Offset against receivables under the centralized cash management				184,530
Payment the remaining balance of in cash				R$ 54,273
Capital increase					63,264
Share capital
Related-party balances and transactions (Details Text)
Capital increase					26,610
Share capital
Related-party balances and transactions (Details Text)
Capital increase					R$ 36,654
The PagSeguro Brazil Group is controlled by UOL (incorporated in Brazil)
Related-party balances and transactions (Details Text)
Ownership - %				99.99%